As filed with the Securities and Exchange Commission on February 18, 2014

Securities Act File No. 33-08021

Investment Company Act File No. 811-04801

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 58

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler
General Counsel
SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher, LLP
787 Seventh Avenue
New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒   immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1).

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 63 to the Registration Statement of SunAmerica Equity Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 62 on Form N-1A filed on January 28, 2014.  This PEA No. 63 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 62 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 18th day of February, 2014.

SUNAMERICA EQUITY FUNDS
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act, the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated:

Signatures		Title	Date

/s/ John Genoy		President (Principal Executive Officer)	February 18, 2014
John Genoy

/s/ Donna M. Handel		Treasurer (Principal Financial and Accounting Officer)	February 18, 2014
Donna M. Handel

*		Trustee	February 18, 2014
Peter A. Harbeck

*		Trustee	February 18, 2014
Richard W. Grant

*		Trustee	February 18, 2014
Stephen J. Gutman

*		Trustee	February 18, 2014
William F. Devin

*		Trustee	February 18, 2014
Dr. Judith L. Craven

*		Trustee	February 18, 2014
William J. Shea

*By:	/s/ Thomas D. Peeney		February 18, 2014
Thomas D. Peeney
as Attorney-in-Fact

*      Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase